Related Party Transactions - Balances (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Payment for equity acquisition consideration		¥ 17,506
Subscription consideration received from shareholders		17,506	$ 2,466	¥ 507,620
Founding Shareholders and certain shareholders
Related Party Transaction
Payment for equity acquisition consideration	¥ 17,506	17,506
Subscription consideration received from shareholders	¥ 17,506	¥ 17,506